Critical accounting estimates and judgments - Share-based compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Critical accounting estimates and judgments
Percentage of reasonably possible increase in volatility assumption	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in volatility assumption	(10.00%)	(10.00%)	(10.00%)
Risk free interest rate assumption, high amount	0.50%	0.50%	0.50%
Risk free interest rate assumption, low amount	0.00%	0.00%	0.00%
Expense from share-based transactions, if calculated on higher reasonably possible assumptions	SFr 3,000,000.0	SFr 1,000,000.0	SFr 900,000
Expense from share-based transactions, if calculated on lower reasonably possible assumptions	4,300,000	1,300,000	1,400,000
Expense from share-based payment transactions	SFr 3,682,073	SFr 1,178,344	SFr 1,176,413